Offerings	Feb. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	3,689,000
Proposed Maximum Offering Price per Unit	45.6
Maximum Aggregate Offering Price	$ 168,218,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,754.24
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock, $0.00001 par value per share (“Common Stock”) of Guardant Health, Inc. (the “Registrant”), that become issuable under the 2018 Incentive Award Plan (the “2018 Plan”) and the 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)	Represents additional shares of the Registrant’s Common Stock that became available for issuance on January 1, 2025 under the 2018 Plan by operation of an automatic annual increase provision therein.
(3)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 21, 2025, which date is within five business days prior to filing this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,106,700
Proposed Maximum Offering Price per Unit	38.76
Maximum Aggregate Offering Price	$ 42,895,692
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,567.34
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock, $0.00001 par value per share (“Common Stock”) of Guardant Health, Inc. (the “Registrant”), that become issuable under the 2018 Incentive Award Plan (the “2018 Plan”) and the 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(4)	Represents additional shares of the Registrant’s Common Stock that became available for issuance on January 1, 2025 under the 2018 ESPP by operation of an automatic annual increase provision therein.
(5)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 21, 2025, which date is within five business days prior to filing this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2018 ESPP.